Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 29,175	$ 26,635	$ 20,975
Additions to tax positions - current year	498	717	11,947
Additions to tax positions - prior years	335	2,358	16,973
Reductions to tax positions - prior years	(2,259)	0	(4,610)
Settlements	0	0	(17,238)
Lapses in statutes of limitations	(525)	(535)	(1,412)
Balance at end of year	$ 27,224	$ 29,175	$ 26,635